SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Interest income	$ 10,538	¥ 73,367	¥ 73,917	[1]	¥ 115,060	[1]
Net (loss)/income	$ 165,993	¥ 1,155,611	¥ 1,579,810	[1]	¥ (188,074)	[1]
Basic net (loss)/income per share | (per share)	$ 0.8962	¥ 6.2391	¥ 8.5754	[1]	¥ (1.0309)	[1]
Weighted average number of ordinary shares outstanding, basic	185,219,586	185,219,586	184,225,643	[1]	182,438,985	[1]
Diluted net income per share | (per share)	$ 0.8899	¥ 6.1951	¥ 8.4813	[1]	¥ (1.0309)	[1]
Weighted average number of ordinary shares outstanding, diluted	186,535,464	186,535,464	186,270,515	[1]	182,438,985	[1]
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Operating expenses	$ (9,019)	¥ (62,789)	¥ (129,942)		¥ (142,225)
Interest income	758	5,280	5,362		5,411
Non-operating income, net	114	795	761		778
Share of (loss) / income of its subsidiaries and the consolidated VIEs	174,140	1,212,325	1,703,629		(52,038)
Net (loss)/income	$ 165,993	¥ 1,155,611	¥ 1,579,810		¥ (188,074)
Basic net (loss)/income per share | (per share)	$ 0.8962	¥ 6.2391	¥ 8.5754		¥ (1.0309)
Weighted average number of ordinary shares outstanding, basic	185,219,586	185,219,586	184,225,643		182,438,985
Diluted net income per share | (per share)	$ 0.8899	¥ 6.1951	¥ 8.4813		¥ (1.0309)
Weighted average number of ordinary shares outstanding, diluted	186,535,464	186,535,464	186,270,515		182,438,985

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.